[Transamerica Life Insurance Company Letterhead]

March 14, 2003

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Separate Account VA P

File No. 811-21192, CIK 0001162320

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA F, a unit investment trust registered under the Act, recently mailed to its contract owners the annual reports for the following underlying management investment companies: AEGON/Transamerica Series Fund, Inc., AIM Variable Insurance Funds, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Liberty Variable Investment Trust, Variable Insurance Products Fund, Wanger Advisors Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On February 27, 2003, AEGON/Transamerica Series Fund, Inc., filed its annual report with the Commission via EDGAR (CIK: 0000778207);

•	On March 4, 2003, AIM Variable Insurance Funds filed its annual report with the Commission via EDGAR (CIK: 0000896435);

•	On February 25, 2003, Franklin Templeton Variable Insurance Products Trust filed its annual report with the Commission via EDGAR (CIK: 0000837274);

•	On February 21, 2003, Janus Aspen Series filed its annual report with the Commission via EDGAR (CIK: 0000906185);

•	On March 4, 2003, Liberty Variable Investment Trust filed its annual report with the Commission via EDGAR (CIK: 0000898445);

Securities and Exchange Commission

March 14, 2003

•	On February 28, 2003, Variable Insurance Products Fund filed its annual report with the Commission via EDGAR (CIK: 0000356494);

•	On February 28, 2003, Variable Insurance Products Fund II filed its annual report with the Commission via EDGAR (CIK: 0000831016);

•	On February 28, 2003, Variable Insurance Products Fund III filed its annual report with the Commission via EDGAR (CIK: 0000927384);

•	On March 3, 2003, Wanger Advisors Trust filed its annual report with the Commission via EDGAR (CIK: 0000929521).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

Transamerica Life Insurance Company

/s/ Frank A. Camp

Frank A. Camp

Division General Counsel

Financial Markets Division